RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Net Amounts Recognized in Balance Sheet - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net amount recognised in the balance sheet
Beginning Balance	£ 509	£ (244)
Net defined benefit pension charge	(401)	(362)
Actuarial gains (losses) on defined benefit obligation	1,707	(731)
Return on plan assets	(1,558)	1,267
Employer contributions	863	580
Exchange and other adjustments	26	(1)
Ending Balance	£ 1,146	£ 509